Contingent Liabilities and Commitments - Summary of Contingent Liabilities and Commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Guarantees and formal standby facilities, credit lines and other commitments	£ 37,177	£ 31,428
Contingent liability for guarantees
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Guarantees given to third parties	420	452
Loan commitments
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Formal standby facilities, credit lines and other commitments	£ 36,757	£ 30,976